General (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2021 USD ($) shares	Jun. 30, 2021 USD ($)	Jun. 30, 2021 ₪ / shares	Feb. 28, 2021 shares	Dec. 31, 2020 USD ($)
General (Textual)
Aggregate of ordinary shares | ₪ / shares			₪ 40
Accumulated deficit | $		$ (43,805)			$ (37,497)
Cash | $	$ 53,200
Issuance and sale of stock | shares	2,848,629
Additional amount | $	$ 7,700
Warrant exercisable | shares	855,813			855,813
Number of shares option | shares	13,435